BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Statement of Compliance	(a) Statement of Compliance The Company’s consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”).
Basis of Preparation

(b)Basis of Preparation

These consolidated financial statements have been prepared under the historical cost convention, modified by the revaluation of any financial assets and financial liabilities where applicable. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates.  It also requires management to exercise judgment in the process of applying the Company’s accounting policies.  These areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.

Basis of consolidation

(c) Basis of consolidation

These consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiary, North American Nickel (US) Inc. which was incorporated in the State of Delaware on May 22, 2015. Consolidation is required when the Company is exposed, or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.  All intercompany transactions, balances, income and expenses are eliminated upon consolidation.

Foreign currency translation

(d) Foreign currency translation

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in profit or loss in the statement of comprehensive loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in the statement of comprehensive loss to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

Exploration and evaluation assets

(e) Exploration and evaluation assets

Exploration and evaluation assets include the costs of acquiring licenses, costs associated with exploration and evaluation activity, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Exploration and evaluation expenditures are initially capitalized. Costs incurred before the Company has obtained the legal rights to explore an area are recognized in profit or loss.

Government tax credits received are generally recorded as a reduction to the cumulative costs incurred and capitalized on the related property.

Exploration and evaluation assets are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts, events and circumstances suggest that the carrying amount exceeds the recoverable amount.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

The Company may occasionally enter into farm-out arrangements, whereby it will transfer part of an interest, as consideration, for an agreement by the farmee to meet certain exploration and evaluation expenditures which would have otherwise been undertaken by the Company. The Company does not record any expenditures made by the farmee on its behalf. Any cash consideration received from the agreement is credited against the costs previously capitalized to the mineral interest given up by the Company, with any excess consideration accounted for in profit.

When a project is deemed to no longer have commercially viable prospects to the Company, exploration and evaluation expenditures in respect of that project are deemed to be impaired. As a result, those exploration and evaluation expenditure costs, in excess of estimated recoveries, are written off to the statement of comprehensive loss/income.

Restoration and environmental obligations

(f) Restoration and environmental obligations

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of long-term assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future restoration cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to exploration and evaluation assets along with a corresponding increase in the restoration provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value. The restoration asset will be depreciated on the same basis as other mining assets.

The Company’s estimates of restoration costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to exploration and evaluation assets with a corresponding entry to the restoration provision. The Company’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates.

Changes in the net present value, excluding changes in the Company’s estimates of reclamation costs, are charged to profit and loss for the period.

The costs of restoration projects included in the provision are recorded against the provision as incurred. The costs to prevent and control environmental impacts at specific properties are capitalized in accordance with the Company’s accounting policy for exploration and evaluation assets.

Impairment of assets

(g) Impairment of assets

Impairment tests on intangible assets with indefinite useful economic lives are undertaken annually at the financial year-end. Other non-financial assets, including exploration and evaluation assets, are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit, which is the lowest group of assets in which the asset belongs and for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets.

An impairment loss is charged to the profit or loss, except to the extent the loss reverses gains previously recognized in other comprehensive loss/income.

Financial instruments

(h) Financial instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale and financial liabilities. The classification depends on the purpose for which the financial instruments were acquired. Management determines the classification of its financial instruments at initial recognition.

Financial assets are classified at fair value through profit or loss when they are either held for trading for the purpose of short-term profit taking, derivatives not held for hedging purposes, or when they are designated as such to avoid an accounting mismatch or to enable performance evaluation where a group of financial assets is managed by key management personnel on a fair value basis in accordance with a documented risk management or investment strategy. Such assets are subsequently measured at fair value with changes in carrying value being included in profit or loss.

The Company has classified cash, short-term investments and receivables as loans and receivables.  Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are subsequently measured at amortized cost. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets.

Held-to-maturity investments are non-derivative financial assets that have fixed maturities and fixed or determinable payments, and it is the Company’s intention to hold these investments to maturity. They are subsequently measured at amortized cost. Held-to-maturity investments are included in non-current assets, except for those which are expected to mature within 12 months after the end of the reporting period.

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not suitable to be classified as financial assets at fair value through profit or loss, loans and receivables or held-to-maturity investments and are subsequently measured at fair value. These are included in current assets. Unrealized gains and losses are recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses.

The Company has classified its trade payables as other financial liabilities.  Subsequent to initial recognition, trades payable are measured at amortized cost using the effective interest rate method.

Regular purchases and sales of financial assets are recognized on the trade-date — the date on which the Company commits to purchase the asset.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

At each reporting date, the Company assesses whether there is objective evidence that a financial instrument has been impaired.  In the case of available-for-sale financial instruments, a significant and prolonged decline in the value of the instrument is considered to determine whether an impairment has arisen.

Loss per share

(i) Loss per share

The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method, the dilutive effect on loss per common share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the period.

Basic loss per common share is calculated using the weighted average number of common shares outstanding during the period and does not include outstanding options and warrants. Dilutive loss per common share is not presented differently from basic loss per share as the conversion of outstanding stock options and warrants into common shares would be anti-dilutive.

Income taxes

(j) Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in net income except to the extent that it arises in a business combination, or from items recognized directly in equity or other comprehensive loss/income.

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax is provided using the asset and liability method of temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax assets and deferred income tax liabilities are offset, only if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Share-based payments

(k) Share-based payments

Where equity-settled share options are awarded to employees, the fair value of the options at the date of grant is recognized over the vesting period. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these non-vesting and market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified, the increase in the fair value of the options, measured immediately before and after the modification, is also recognized over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods and services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioural considerations.

All equity-settled share-based payments are reflected in share-based payments reserve, until exercised. Upon exercise shares are issued from treasury and the amount reflected in share-based payments reserve is credited to share capital along with any consideration paid.

Share capital

(l) Share capital

The Company’s common shares, preferred shares and share warrants shares are classified as equity instruments.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the proceeds.

Proceeds received on the issuance of units, consisting of common shares and warrants are allocated to share capital.

Equipment

(m) Equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of a significant replaced part is derecognized. All other repairs and maintenance are charged to the statement of income and comprehensive income during the financial period in which they are incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Depreciation and amortization are calculated on a straight-line method to charge the cost, less residual value, of the assets to their residual values over their estimated useful lives. The depreciation and amortization rate applicable to each category of equipment is as follows:

Equipment	Depreciation rate

Exploration equipment	20%

Computer software	50%

Computer equipment	55%

New standards adopted during the year ended December 31, 2017

New standards adopted during the year ended December 31, 2017:

IAS 7 “Statement of Cash Flows”

Disclosures related to financing activities were amended to require disclosures about changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. This amendment is effective for years beginning on or after January 1, 2017. The adoption of these amendments did not result in any impact to the Company’s financial statements.

IAS 12 “Income Taxes”

Deferred tax was amended to clarify (i) the requirements for recognizing deferred tax assets on unrealized losses; (ii) deferred tax where an asset is measured at a fair value below the asset’s tax base, and (iii) certain other aspects of accounting for deferred tax assets. This amendment is effective for years beginning on or after January 1, 2017. The Company has not yet assessed the impact of this standard.  The adoption of these amendments did not result in any impact to the Company’s financial statements.

Standards, Interpretations and Amendments Not Yet Effective

Standards, Interpretations and Amendments Not Yet Effective:

IFRS 9 “Financial Instruments” (IFRS 9)

IFRS 9 addresses classification and measurement of financial assets. It replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit and loss. IFRS 9 also replaces the models for measuring equity instruments. Such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income. Where equity instruments are measured at fair value through other comprehensive income, dividends are recognized in the statement of earnings to the extent that they do not clearly represent a return of investment; however, other gains and losses (including impairments) associated with such instruments remain in accumulated comprehensive income indefinitely. Requirements for financial liabilities were added to IFRS 9 in October 2010 and they largely carried forward existing requirements in IAS 39 except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss are generally recorded in other comprehensive income. This standard is effective for annual periods beginning on or after January 1, 2018. The Company has not yet assessed the impact of this standard.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 was issued in May 2014 to replace IAS 18, Revenue, IAS 11, Construction Contracts, and related interpretations on revenue.  IFRS 15 establishes principles to address the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.  IFRS 15 will also result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively and improve guidance for multiple element arrangements.  Companies can elect to use either a full or modified retrospective approach when adopting this standard and it is effective for annual periods beginning on or after January 1, 2018.  The Company has not yet assessed the impact of this standard.

IFRS 16 “Leases”

IFRS 16 replaces current guidance in IAS 17.  Under IAS 17, lessees were required to make a distinction between a finance lease (on the balance sheet) and an operating lease (off balance sheet).  IFRS 16 now requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all lease contracts.  The IASB has included an optional exemption for certain short-term leases and leases of low value assets, however this exemption can only be applied by lessees.  The standard applies to annual periods beginning on or after January 1, 2019, with earlier application permitted if IFRS 15, Revenue from Contracts with Customers, is also applied.  The Company has not yet assessed the impact of this standard.